Basis of Presentation and Significant Accounting Policies - Summary of Changes in Carrying Amount of Other Non-Current Assets (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Other Noncurrent Assets [Abstract]
Balance	$ 14,951	$ 13,761
Debt issuance costs	47,737	4,905
Former Credit Agreement debt issuance cost write off	(11,913)
Amortization of interest expense	(10,999)	(3,715)
Balance	39,776	14,951
Less: Current portion	(12,936)
Noncurrent portion	$ 26,840	$ 14,951